Investment Properties (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of investment properties

	December 31, 2023	Depreciation	March 31, 2024

Investment properties	46,678	(12)	46,666

	December 31, 2022	Depreciation	March 31, 2023

Investment properties	46,726	(12)	46,714